Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $198 million and $160 million as of December 31, 2023 and 2022, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Cash and cash equivalents	$1,627,181	$1,597,147
Restricted cash	198,285	159,623
Total cash, cash equivalents and restricted cash	$1,825,466	$1,756,770